Revenues	9 Months Ended
May 31, 2026
Revenues
Revenues

20. Revenues

	Three-month	Three-month	Nine-month	Nine-month
	period ended	period ended	period ended	period ended
	May 31,	May 31,	May 31,	May 31,
	2026	2025	2026	2025
	$	$	$	$
Sales of boats	16,866,555	114,971	44,253,343	227,512
Sales of parts and boat maintenance	1,441,469	7,028	4,099,321	36,788
Boat rental and boat club membership revenue	63,197	31,405	157,984	66,323
Sale of powertrain systems	—	57,304	84,901	57,304
	18,371,221	210,708	48,595,549	387,927

Revenues from external customers for the three-month and nine-month periods ended May 31, 2026 and 2025 were primarily from the U.S.